Other Intangible Assets	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Other Intangible Assets
17.	OTHER INTANGIBLE ASSETS

The carrying amounts of each class of other intangible assets were as follows:

	December 31
	2016 (Retrospectively Adjusted)	2017
	NT$	NT$	US$ (Note 4)

Customer relationships	$194,089	$113,776	$3,839
Computer software	943,527	864,331	29,161
Patents and acquired specific technology	359,227	319,402	10,776
Others	120,418	109,356	3,689

	$1,617,261	$1,406,865	$47,465

For the year ended December 31, 2015

	Customer relationships	Computer software	Patents and acquired specific technology	Others	Total
	NT$	NT$	NT$	NT$	NT$

Cost

Balance at January 1, 2015	$1,579,015	$2,882,932	$2,139,138	$184,409	$6,785,494
Additions	-	481,412	209	9,514	491,135
Disposals or derecognization	(663,379)	(8,426)	(1,983,914)	(204)	(2,655,923)
Reclassification	-	12,360	-	-	12,360
Effect of foreign currency exchange differences	-	(29,918)	(1,351)	(381)	(31,650)

Balance at December 31, 2015	$915,636	$3,338,360	$154,082	$193,338	$4,601,416

Accumulated amortization

Balance at January 1, 2015	$1,077,514	$2,084,805	$2,118,254	$37,050	$5,317,623
Amortization expense	227,099	325,856	9,461	17,478	579,894
Disposals or derecognization	(663,379)	(7,402)	(1,983,914)	-	(2,654,695)
Reclassification	-	3,190	-	-	3,190
Effect of foreign currency exchange differences	-	(21,411)	(5,415)	137	(26,689)

Balance at December 31, 2015	$641,234	$2,385,038	$138,386	$54,665	$3,219,323

For the year ended December 31, 2016 (Retrospectively Adjusted)

	Customer relationships	Computer software	Patents and acquired specific technology	Others	Total
	NT$	NT$	NT$	NT$	NT$

Cost

Balance at January 1, 2016	$915,636	$3,338,360	$154,082	$193,338	$4,601,416
Additions (Note 35)	-	372,188	301,351	1,605	675,144
Disposals or derecognization	(41,099)	(80,537)	(1,310)	-	(122,946)
Reclassification	-	-	786	-	786
Acquisitions through business combinations	41,099	-	64,380	30	105,509
Effect of foreign currency exchange differences	-	(77,782)	(4,846)	(2,581)	(85,209)

Balance at December 31, 2016	$915,636	$3,552,229	$514,443	$192,392	$5,174,700

(continued)

	Customer relationships	Computer software	Patents and acquired specific technology	Others	Total
	NT$	NT$	NT$	NT$	NT$

Accumulated amortization

Balance at January 1, 2016	$641,234	$2,385,038	$138,386	$54,665	$3,219,323
Amortization expense	121,412	345,836	24,154	17,421	508,823
Disposals or derecognization	(41,099)	(58,765)	(1,310)	-	(101,174)
Reclassification	-	-	786	-	786
Acquisitions through business combinations	-	-	483	23	506
Effect of foreign currency exchange differences	-	(63,407)	(7,283)	(135)	(70,825)

Balance at December 31, 2016	$721,547	$2,608,702	$155,216	$71,974	$3,557,439

(concluded)

For the year ended December 31, 2017

	Customer relationships	Computer software	Patents and acquired specific technology	Others	Total
	NT$	NT$	NT$	NT$	NT$
Cost

Balance at January 1, 2017 (retrospectively adjusted)	$915,636	$3,552,229	$514,443	$192,392	$5,174,700
Additions	-	265,497	-	12,328	277,825
Disposals	-	(83,595)	(123,744)	(4,978)	(212,317)
Effect of foreign currency exchange differences	-	(47,679)	(1,213)	(988)	(49,880)

Balance at December 31, 2017	$915,636	$3,686,452	$389,486	$198,754	$5,190,328

Accumulated amortization

Balance at January 1, 2017 (retrospectively adjusted)	$721,547	$2,608,702	$155,216	$71,974	$3,557,439
Amortization expense	80,313	316,580	43,493	17,280	457,666
Disposals	-	(72,481)	(123,743)	-	(196,224)
Effect of foreign currency exchange differences	-	(30,680)	(4,882)	144	(35,418)

Balance at December 31, 2017	$801,860	$2,822,121	$70,084	$89,398	$3,783,463
	Customer relationships	Computer software	Patents and acquired specific technology	Others	Total
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)
Cost

Balance at January 1, 2017 (retrospectively adjusted)	$30,892	$119,846	$17,356	$6,491	$174,585
Additions	-	8,957	-	416	9,373
Disposals	-	(2,820)	(4,175)	(168)	(7,163)
Effect of foreign currency exchange differences	-	(1,609)	(41)	(34)	(1,684)

Balance at December 31, 2017	$30,892	$124,374	$13,140	$6,705	$175,111

Accumulated amortization

Balance at January 1, 2017 (retrospectively adjusted)	$24,343	$88,012	$5,237	$2,428	$120,020
Amortization expense	2,710	10,681	1,467	583	15,441
Disposals	-	(2,445)	(4,175)	-	(6,620)
Effect of foreign currency exchange differences	-	(1,035)	(165)	5	(1,195)

Balance at December 31, 2017	$27,053	$95,213	$2,364	$3,016	$127,646

Each class of other intangible assets were amortized on the straight-line basis over the following useful lives:

Customer relationships	11 years
Computer software	2-10 years
Patents and acquired specific technology	5-15 years
Others	5-32 years